Cover	Jan. 15, 2026
Cover [Abstract]
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Tax Identification Number	90-0640593
Soliciting Material	false
Document Period End Date	Jan. 15, 2026
Entity Registrant Name	SunCoke Energy, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-35243
Entity Address, Address Line One	1011 Warrenville Road, Suite 600
Entity Address, Postal Zip Code	60532
Entity Address, State or Province	IL
Entity Address, City or Town	Lisle,
Local Phone Number	824-1000
City Area Code	(630)
Document Type	8-K
Entity Emerging Growth Company	false
Security Exchange Name	NYSE
Trading Symbol	SXC
Title of 12(b) Security	Common stock, par value $0.01
Written Communications	false
Entity Central Index Key	0001514705
Amendment Flag	false